Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments at Fair Value	$ 4,620,071,474	$ 4,073,010,193
Receivables:
Notes receivable from participants	58,287,008	56,378,833
Receivable - Interest and dividends	700,677	754,112
Total Receivables	58,987,685	57,132,945
Total Assets	4,679,059,159	4,130,143,138
LIABILITIES
Payables - administrative and other expenses	1,195,385	1,011,519
Total Liabilities	1,195,385	1,011,519
NET ASSETS AVAILABLE FOR BENEFITS	4,677,863,774	4,129,131,619
KeyCorp Common Stock
Investments, at fair value:
Total investments at Fair Value	128,388,540	118,027,908
Other equity securities
Investments, at fair value:
Total investments at Fair Value	605,459,398	605,935,760
Interest in mutual funds, money market funds and collective trusts at fair value
Investments, at fair value:
Total investments at Fair Value	$ 3,886,223,536	$ 3,349,046,525